Prepayment and Deposits	12 Months Ended
Jun. 30, 2024
Prepayment and Deposits [Abstract]
Prepayment and deposits

Note 6 — Prepayment and deposits

Prepayment and deposits, net included the following:

	As of June 30,
	2023	2024
	HKD	HKD	US$
Prepayment	$125,938	$268,156	$34,343
Deposits	76,600	77,600	9,938
Total prepayment and deposits	$202,538	$345,756	$44,281

Deposits include deposits to utilities companies such as telecommunication and electricity companies and to landlord for the office. Prepayment represented the advance payment to suppliers and vendors.